PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Prepaid and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Amount due from minority shareholder	[1]	¥ 54,023		¥ 54,023
Amount due from Xihua Group	[2]	49,800		49,800
Value added tax refundable	[3]	24,811		24,811
Due from former owners	[4]	5,743		14,910
Staff advances		6,008		6,389
Rental deposits		7,835		8,331
Prepaid professional services fees		3,045		2,457
Prepaid rental fees	[5]	3,533		3,067
Receivable from Zhenjiang operating rights	[6]	35,000		35,000
Receivable from Jinghan Group	[7]	122,822		122,822
Others	[8]	20,302		29,748
Total before allowance for doubtful accounts		332,922		351,358
Less: allowance for doubtful accounts	[9]	(179,055)		(195,254)
Total		¥ 153,867	$ 22,161	¥ 156,104

[1]	The balance represented Shenyang K-12’s amount due from its minority shareholder amounting to RMB 54,023, which were tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2015, full provision was provided as the collectability was remote. As of December 31, 2016, the receivable was fully written off, after all collection efforts have been exhausted and the potential for recovery was remote.
[2]	A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Investment Group (“Xihua Group). No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statement.
[3]	Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online, Yuhua and the tax authority, as disclosed in Note 18(c), the Group provided a provision amounting to RMB 24,811 as of December 31, 2015 and 2016.
[4]	Provisions of RMB 7,808, 1,360 and nil were made against the amounts due from the former shareholders due to remote recoverability during the years ended December 31, 2014, 2015 and 2016 respectively. As of December 31, 2016, the receivable of RMB 9,168 was written off, after all collection efforts have been exhausted and the potential for recovery was remote.
[5]	In 2015 an impairment loss of RMB 3,995 was made against the current portion of the prepaid long-term lease regarding the Career Enhancement Education Facility in Beijing (“Ambow Beijing Campus”), as the capital lease and prepaid long-term lease regarding Ambow Beijing Campus were not available for use (Note 9).
[6]	The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2015 and 2016, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively (Note 13); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.
[7]	As of December 31, 2015 and 2016, the original receivable due from Jinghan Group was RMB 141,017. Along with the disposal of Jinghan Group, RMB 18,195 of the receivable was written off according to the waiver agreement and an additional allowance of RMB 96,863 was provided in 2015 (see Note 24(a)).
[8]	Others mainly included inventory, prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items with trivial amount.
[9]	Other addition of allowance during the year of 2016 and 2015 was mainly provided against third parties and former employees due to the remote recoverability.